HENNESSY CORNERSTONE VALUE FUND (Second Prospectus Summary) | HENNESSY CORNERSTONE VALUE FUND
HENNESSY CORNERSTONE VALUE FUND INSTITUTIONAL CLASS SHARES
Investment Objective
The Hennessy Cornerstone Value Fund seeks total return, consisting of capital appreciation and current income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	HENNESSY CORNERSTONE VALUE FUND INSTITUTIONAL CLASS
Sales charge (load)	none
Redemption fee	none
Exchange fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		HENNESSY CORNERSTONE VALUE FUND INSTITUTIONAL CLASS
Management Fees		0.74%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.40%
Total Annual Fund Operating Expenses		1.14%
Expense Reimbursement	[1]	(0.16%)
Net Expenses		0.98%
[1]	The Fund's investment manager has contractually agreed to insure that net expenses do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund (not including acquired fund fees and expenses). This contractual arrangement will continue indefinitely unless the Fund's Board of Directors terminates it.

EXAMPLE
This Example is intended to help you compare the cost of investing in
Institutional Class shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the
Fund's operating expenses are equal to the net expenses for the first year and the total annual fund operating expenses for the remaining years.
Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
HENNESSY CORNERSTONE VALUE FUND INSTITUTIONAL CLASS	100	347	613	1,375

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or "turns over" its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategy
The Fund invests in larger, dividend-paying companies by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Value
Strategy® (the "Value Strategy"). The Value Strategy involves the identification of a universe of larger, widely-held companies with strong sales and cash flow known as the Market Leaders Universe™ ("Market Leaders"). From the universe of
Market Leaders, the Cornerstone Value Strategy selects the 50 common stocks with the highest dividend yield as of the date of purchase that also meet the following criteria:

1) Market capitalization that exceeds the average of the Database

2) Number of shares outstanding that exceeds the average of the Database

3) 12-month sales that are 50% greater than the average of the Database

4) Cash flow that exceeds the average of the Database

The Fund purchases 50 stocks as dictated by the Cornerstone Value Strategy, weighted equally by dollar amount, with 2% of the portfolio's assets invested in each. Using the Value Strategy, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the
Value Strategy's criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the
Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.
Principal Risks
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the
Hennessy Cornerstone Value Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Formula Investing Risk: The Fund will adhere to the Value Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund's portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund's portfolio is rebalanced annually in accordance with the Value Strategy, which may result in the elimination of better performing assets from the Fund's investments and increases in investments with relatively lower total return.

Medium Sized Companies Risk: The Fund may invest in medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Foreign Securities Risk: The Fund invests in ADRs, which are foreign securities traded on U.S. exchanges. There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.
Performance Information
The following performance information provides some indication of the risks of investing in the Hennessy Cornerstone Value Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of benchmark indices. The following performance information reflects actual Fund performance for periods beginning March 3, 2008 (inception date of
Institutional Class shares). For the periods prior to March 3, 2008, the following performance information reflects the returns of the Hennessy
Cornerstone Value Fund's Original Class (a class that is not offered in this
Prospectus), adjusted to reflect the net expenses of the Institutional Class
(0.98%). The Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.
CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund's highest quarterly return was
28.74% for the quarter ended September 30, 2009 and the lowest quarterly return was -22.28% for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Average Annual Total Returns HENNESSY CORNERSTONE VALUE FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
INSTITUTIONAL CLASS	Return before taxes	6.73%	0.10%	4.17%
INSTITUTIONAL CLASS After Taxes on Distributions	Return after taxes on distributions	6.17%	(0.44%)	3.67%
INSTITUTIONAL CLASS After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	5.12%	none	3.50%
S&P 500	S&P 500 (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	0.39%	(2.64%)	3.89%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The Russell 1000 Value Index is a widely recognized, unmanaged index of large-cap value stocks.